Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Issued capital	Capital reserve	Currency translation reserve	Retained earnings	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2017	€ 16,736	€ 1,546	€ 24,183	€ (8)	€ (8,985)	€ (382)	€ 16,354
Loss for the year	(10,963)				(10,963)	(375)	(11,338)
Other comprehensive loss	(8)			(8)			(8)
Total comprehensive loss	(10,971)			(8)	(10,963)	(375)	(11,346)
Share-based payments	1,443		1,443				1,443
Issuance of shares	20,073	357	19,716				20,073
Transaction costs							0
Balance at end of the period at Dec. 31, 2018	27,281	1,903	45,342	(16)	(19,948)	(757)	26,524
Loss for the year	(20,674)				(20,674)	(181)	(20,855)
Other comprehensive loss	16			16			16
Total comprehensive loss	(20,658)			16	(20,674)	(181)	(20,839)
Share-based payments	1,300		1,300				1,300
Issuance of shares	46,798	480	46,318				46,798
Transaction costs	(4,899)		(4,899)				(4,899)
Share-based payments - modification at IPO	10,038		10,038				10,038
Balance at end of the period at Dec. 31, 2019	59,860	2,383	98,099		(40,622)	(938)	58,922
Loss for the year	(21,438)				(21,438)	60	(21,378)
Other comprehensive loss	(48)			(48)			(48)
Total comprehensive loss	(21,486)			(48)	(21,438)	60	(21,426)
Share-based payments	5,658		5,658				5,658
Issuance of shares	23,209	240	22,969				23,209
Exercise of options		31	(31)
Transaction costs	(779)		(779)				(779)
Disposal of non-wholly owned subsidiary						268	268
Acquisition of non-wholly owned subsidiary	(780)				(780)	705	(75)
Balance at end of the period at Dec. 31, 2020	€ 65,682	€ 2,654	€ 125,916	€ (48)	€ (62,840)	€ 95	€ 65,777